Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions	Philips Group
Provisions in millions of EUR

	Product warranty	Environmental	Restructuring- related	Legal	Other	Post-employment benefits	Contingent consideration	Total
Current	624	22	102	477	181	-	57	1,463
Non-current	67	80	14	10	248	558	58	1,035
Balance as of December 31, 2023	692	102	116	487	429	558	115	2,498

Additions	439	9	131	1,015	185	81	5	1,865
Utilizations	(507)	(15)	(127)	(477)	(124)	(76)	(9)	(1,336)
Releases	(15)	-	(26)	(28)	(35)	(5)	(3)	(113)
Accretion	-	5	-	38	(1)	-	3	45
Changes in discount rate	-	(7)	-	-	-	-	-	(8)
Translation differences and other	(24)	4	(1)	44	(8)	2	3	21
Total change	(107)	(5)	(23)	592	16	3	(2)	474

	Product warranty	Environmental	Restructuring- related	Legal	Other	Post-employment benefits	Contingent consideration	Total
Current	522	20	77	1,066	229	-	61	1,977
Non-current	63	76	16	13	216	560	52	996
Balance as of December 31, 2024	585	96	94	1,079	446	560	113	2,972

Additions	328	7	169	15	116	66	4	706
Utilizations	(385)	(14)	(124)	(1,047)	(166)	(85)	(1)	(1,821)
Releases	(32)	-	(46)	(8)	(26)	-	(2)	(114)
Accretion	-	4	-	1	-	-	1	7
Translation differences and other	(39)	(11)	(4)	(9)	(33)	(22)	(5)	(123)
Total change	(129)	(13)	(4)	(1,048)	(109)	(40)	(3)	(1,345)

Current	373	19	84	18	140	-	77	712
Non-current	83	64	5	12	196	520	34	915
Balance as of December 31, 2025	456	83	90	31	337	520	111	1,627
Philips Group
Respironics field-action provision in millions of EUR

	2025	2024
Balance as of January 1	130	334
Additions	15	30
Utilizations	(92)	(220)
Translation differences and other	(17)	(14)
Balance as of December 31	36	130
Philips Group
Restructuring-related provisions in millions of EUR

	December 31, 2025	December 31, 2024
Diagnosis & Treatment	27	34
Connected Care	22	19
Personal Health	7	15
Other	34	26
Philips Group	90	94
The main elements of other provisions are:
Philips Group
Other provisions in millions of EUR

	2025	2024
Other long-term employee benefits	70	80
Self-insurance	74	60
Non-income taxes / social security	32	48
Rights of return	34	44
Decommissioning costs	34	37
Onerous contracts	36	66
Remaining	57	111
Balance as of December 31	337	446